UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
March 31, 2012 (Unaudited)

Common Stocks--96.2%	Shares	Value ($)
Consumer Discretionary--10.5%
Arcos Dorados Holdings, Cl. A	1,050,000	18,994,500
McDonald's	1,424,700	139,763,070
McGraw-Hill	657,000	31,844,790
News, Cl. A	2,212,308	43,560,344
News, Cl. B	166,900	3,334,662
Target	1,674,100	97,549,807
Time Warner Cable	390,000	31,785,000
Wal-Mart Stores	1,399,100	85,624,920
Walt Disney	1,200,000	52,536,000
		504,993,093
Consumer Staples--25.9%
Altria Group	3,053,700	94,267,719
Christian Dior	313,500	48,104,369
Coca-Cola	3,050,000	225,730,500
Estee Lauder, Cl. A	1,100,800	68,183,552
Kraft Foods, Cl. A	1,250,568	47,534,090
Nestle, ADR	2,246,150	141,507,450
PepsiCo	1,009,300	66,967,055
Philip Morris International	3,343,700	296,285,257
Procter & Gamble	2,082,300	139,951,383
SABMiller	1,100,000	44,153,071
Walgreen	1,822,200	61,025,478
Whole Foods Market	157,500	13,104,000
		1,246,813,924
Energy--20.1%
Apache	230,000	23,101,200
Chevron	1,777,400	190,608,376
ConocoPhillips	1,406,700	106,923,267
Exxon Mobil	2,958,598	256,599,204
Imperial Oil	1,025,000a	46,524,750
Occidental Petroleum	1,301,600	123,951,368
Royal Dutch Shell, Cl. A, ADR	1,596,800	111,983,584
Total, ADR	2,139,900	109,391,688
		969,083,437
Financial--5.6%
Berkshire Hathaway, Cl. A	322b	39,251,800
BlackRock	260,000	53,274,000
Franklin Resources	380,000	47,131,400

HSBC Holdings, ADR	418,166	18,562,389
JPMorgan Chase & Co.	2,458,400	113,037,232
		271,256,821
Health Care--9.9%
Abbott Laboratories	1,626,300	99,675,927
Intuitive Surgical	91,200b	49,407,600
Johnson & Johnson	1,815,900	119,776,764
Medtronic	709,500	27,805,305
Merck & Co.	1,034,000	39,705,600
Novo Nordisk, ADR	518,500a	71,921,135
Roche Holding, ADR	1,498,400	65,390,176
		473,682,507
Industrial--4.4%
Caterpillar	887,500	94,536,500
General Electric	1,877,400	37,679,418
United Technologies	951,600	78,925,704
		211,141,622
Information Technology--14.8%
Apple	569,200b	341,218,324
Automatic Data Processing	827,800	45,686,282
Intel	3,014,500	84,737,595
International Business Machines	635,000	132,492,750
QUALCOMM	617,000	41,968,340
Texas Instruments	2,002,200	67,293,942
		713,397,233
Materials--5.0%
Air Products & Chemicals	500,000	45,900,000
Freeport-McMoRan Copper & Gold	1,851,200	70,419,648
Praxair	625,100	71,661,464
Rio Tinto, ADR	969,200a	53,877,828
		241,858,940
Total Common Stocks
(cost $3,031,149,065)		4,632,227,577

Other Investment--3.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $161,257,277)	161,257,277[c]	161,257,277
Investment of Cash Collateral for
Securities Loaned--1.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $61,672,123)	61,672,123[c]	61,672,123

Total Investments (cost $3,254,078,465)	100.8%	4,855,156,977
Liabilities, Less Cash and Receivables	(.8%)	(39,299,143)
Net Assets	100.0%	4,815,857,834

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $60,454,892 and the value of the collateral held by the fund was $61,672,123.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $1,601,078,512 of which $1,646,960,426 related to appreciated investment securities and $45,881,914 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	25.9
Energy	20.1
Information Technology	14.8
Consumer Discretionary	10.5
Health Care	9.9
Financial	5.6
Materials	5.0
Money Market Investments	4.6
Industrial	4.4
100.8

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	3,901,816,637	-	-	3,901,816,637
Equity Securities - Foreign+	730,410,940	-	-	730,410,940
Mutual Funds	222,929,400	-	-	222,929,400
+ See Statement of Investments for additional detailed categorizations.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	May 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)